Fair Value Measurements - Additional Information (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
U.S. Treasury Securities Money Market Fund
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets held in the Trust Account	$ 65,698,018	$ 65,691,936